STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES

                                 INTERNATIONAL



                                  ANNUAL REPORT
                                  JUNE 30, 2000


STRATUS FUND, INC.

Dear Fellow Shareholders:

The red hot economy is showing signs of cooling. This is a favorable development as real Gross Domestic Product has been exceeding the Federal Reserve Board's 3.5% - 4.0% speed limit considered the maximum for sustainable non-inflationary growth. The Fed's tight monetary policy is starting to show results helping to slow the economy from 7.3% growth during the fourth quarter of 1999 to around the 4% level at mid year 2000. The Fed has had to raise short-term interest rates six times over the past year raising Fed Funds from 4.75% to 6.50%. Despite the strong economy, and the length of the current economic cycle, which began in 1992, inflation has been fairly well behaved. The notable exception has been gasoline prices on the demand side of the economy. The record low unemployment rate of 3.9% earlier this year has inflation watchers concerned that the cost side of the economy could cause inflation to worsen.

The stock market, confronted with a strong headwind in the form of higher interest rates, has performed unevenly over the past several quarters. After a very strong showing at year-end 1999, the stock market has receded from all time highs established earlier in the year. Stock market volatility has been extraordinarily high as of late, particularly those stocks trading on the NASDAQ. The NASDAQ dropped 25% in one week, the week of April 14th.

If the stock market experienced unusual volatility and excitement, the bond market was near the opposite extreme. Rates moved somewhat higher, but bond markets discounted the Fed's rate hikes well in advance. Adding to the confusion was the fact that one governmental body, the Fed, was raising rates while the US Treasury began buying back Treasury bonds. This activity forced yields down for longer-term bonds. The end result at mid year was a relatively flat yield curve, at least for US Treasury securities. Government agencies and corporate bonds did not benefit from the treasury buy back and continued to rise in yield.

The move to higher rates produced slim returns for nearly all bond funds. The Stratus Government Securities Portfolio had positive returns that was only slightly less than its benchmark index, the Merrill Lynch US Treasury Intermediate term index. Last year this fund ranked in the upper 5% of its peer group. Correctly forecasting higher interest rates in 1999 and positioning the fund on the short end of the yield curve was the right combination for very good relative returns versus the fund's peer group.

The strategy for the Government Securities Portfolio is to emphasize high quality securities with a high percentage in US Treasuries and government agencies. Corporate bonds of trust quality may also be used. Maturities may be as long as ten years, but average maturities have run generally less than five years. Emphasis will be on total return as opposed to income generation, and the average maturity will vary with existing and anticipated interest rates.

The Stratus Growth Portfolio completed a successful fiscal year, which ended June 30, 2000. The fund achieved a total rate of return of 7.5% slightly exceeding its benchmark, the Standard & Poor's 500 Index, for the twelve-month period. Technology stocks performed well and the fund tried to have a heavy representation in that sector.

The strategy employed by the Stratus Growth Portfolio is to invest primarily in growth stocks selling at reasonable prices. The fund emphasizes large capitalization stocks. Quarter to quarter earnings for stocks held in the fund are monitored very closely. Risk control is used in the form of varying cash reserves in relation to the assessment of risk versus reward for individual stocks or for the stock market in general. Growth at a reasonable price (G.A.R.P.) has not been easy to find over the past year with price earnings ratios at record highs. However, this approach has produced very favorable results over the past five years, certainly better than funds emphasizing a value approach.

International markets were strong over the past fiscal year. The Stratus International Portfolio, managed by Murray Johnstone International, participated in the upward move, returning 6.8% for the year. While the results were less than the EAFE benchmark index for the fiscal year, the International Portfolio was slightly ahead of the index on a calendar year to date basis for the year 2000.

The Stratus Family of Funds underwent a degree of consolidation in May of 2000, with two of the smaller portfolios being merged into the two largest funds. On May 26, as a result of a positive shareholder vote, the Stratus Capital Appreciation Portfolio was merged into the Stratus Growth Portfolio, and the Stratus Intermediate Government Bond Portfolio was merged into the Stratus Government Securities Portfolio. Both mergers were treated as a tax-free exchange.

Once again, Stratus Funds greatly values the continued relationship and confidence our shareholders have placed in us. Please feel free to contact us with any questions or comments you may have.

July 28, 2000

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    GROWTH RETAILPORTFOLIO AND S&P 500 INDEX

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                                    6/30/00 VALUES
1 Year         7.18%                Growth Retail          $14,544.35
5 Year          N/A                 S&P 500                $15,519.12
Inception     16.32%




             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                GROWTH INSTITUTIONAL PORTFOLIO AND S&P 500 INDEX

 [GRAPHIC OMITTED]

 AVERAGE ANNUAL RETURN                                   6/30/00 VALUES
1 Year         7.52%                Growth Institutional   $29,935.07
5 Year        20.00%                S&P 500                $36,186.59
Inception     17.70%



Results for the Retail Shares reflect  payment of a maximum sales charge of 4.5%
  on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance.
Growth Portfolio Institutional Shares for the period October 8, 1993 (inception) through June 30, 2000
Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through June 30, 2000

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO AND
                MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                                           6/30/00 VALUES
1 Year         3.89%       Government Securities Institutional    $13,459.14
5 Year         5.03%       Merrill Lynch U.S.Treasury Inter-Term  $13,886.64
Inception      4.52%


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                   GOVERNMENT SECURITIES RETAIL PORTFOLIO AND
                MERRILL LYNCH U.S. TREASURY INTER-TERM BOND INDEX

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                                 6/30/00 VALUES
1 Year         3.58%        Government Securities Retail            $10,938.21
5 Year          N/A         Merrill Lynch U.S. Treasury Inter-Term  $11,081.49
Inception      3.71%


Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance.
Government Securities  Portfolio  Institutional Shares for the period October 8,
        1993 (inception) through June 30, 2000.
Government Securities  Portfolio  Retail Shares for the period  January 13, 1998
        (inception) through June 30, 2000.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL INSTITUTIONAL PORTFOLIO AND MORGAN STANLEY INTERNATIONAL INDEX

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                                       6/30/00 VALUES
1 Year         6.84%             International Institutional       $13,077.00
5 Year          N/A              Morgan Stanley International      $14,406.92
Inception      7.43%



             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL RETAIL PORTFOLIO AND MORGAN STANLEY INTERNATIONAL INDEX

[GRAPHIC OMITTED]

AVERAGE ANNUAL RETURN                                   6/30/00 VALUES
1 Year         6.63%            International Retial          $12,274.16
5 Year           N/A            Morgan Stanley International  $14,203.13
Inception      8.62%


Results for Retail Shares  reflect  payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains. Past performance is not predictive of future performance.
International Portfolio Institutional Shares for the period October 1, 1996 (inception) through June 30, 2000. International Portfolio Retail Shares for the period January 7, 1998 (inception) through June 30, 2000.

                             INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors of
Stratus Fund, Inc.


We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Stratus Fund, Inc. (the "Fund"), including the Growth, Government Securities, and International Portfolios as of June 30, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Stratus Fund, Inc. as of June 30, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with the accounting principals generally accepted in the United States of America.



DELOITTE & TOUCHE LLP



Lincoln, Nebraska
July 28, 2000

                                  STRATUS FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000

                                GROWTH PORTFOLIO

                                                                     PERCENT
                                                                     OF NET
     SHARES           COMMON STOCK - 94.30%              ASSETS       VALUE
     ------           ---------------------              ------       -----

              ADVERTISING AGENCIES                        1.76%
              --------------------
     30,000   Interpublic Group of Companies, Inc.                $1,290,000

              AUDIO/VIDEO TECHNOLOGY                      0.84%
              ----------------------
     10,000   Gemstar International Group Ltd*                       614,531

              BUILDING MATERIALS                          0.74%
              ------------------
     30,000   Masco Corp                                             541,875

              COMPUTER PRODUCTS                           5.68%
              -----------------
     40,000   Emc Corp.                                            3,077,500
     10,000   International Business Machine Corp.                 1,095,625
                                                                   ---------
                                                                   4,173,125

              COMPUTER SOFTWARE                           5.43%
              -----------------
     18,000   Computer Associates International, Inc.                921,375
      4,000   Exodus Communication, Inc.*                            184,250
      2,000   Inktomi Corp.*                                         236,500
     25,000   JD Edwards & Co.*                                      376,563
     22,000   Microsoft Corp.*                                     1,760,000
      8,000   Nvidia Corp*                                           508,500
                                                                   ---------
                                                                   3,987,188

              DIVERSIFIED OPERATIONS                      1.47%
              ----------------------
         20   Berkshire Hathaway, Inc.*                            1,076,000


              ELECTRONICS                                17.49%
              -----------
     14,000   Analog Devices, Inc.*                                1,064,000
     27,000   Applied Materials, Inc.*                             2,446,875
     20,000   BMC Software, Inc.*                                    729,688
     16,000   Intel Corp.                                          2,139,000
     10,000   Molex, Inc.                                            481,250
     48,000   Koninklijke Phillips Electronics                     2,280,000
     11,000   Sanmina, Corp.*                                        940,500
     25,000   Solectron Corp.*                                     1,046,875
     25,000   Texas Instruments, Inc.                              1,717,188
                                                                  ----------
                                                                  12,845,376

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                GROWTH PORTFOLIO

                                                                     PERCENT
                                                                      OF NET
     SHARES                                              ASSETS       VALUE
     ------                                              ------       -----

              ENTERTAINMENT/LEISURE                       0.53%
              ---------------------
     20,000   Carnival Corp. Class A                               $390,000

              FINANCIAL SERVICES                         10.23%
              ------------------
     24,000   American Express, Co.                               1,251,000
     30,000   Franklin Resources, Inc.                              911,250
     25,000   Citigroup, Inc.                                     1,506,250
     30,000   Freddie Mac                                         1,215,000
     60,000   SLM Holding Corp.                                   2,246,250
     20,000   U.S. Bancorp                                          385,000
                                                                  ---------
                                                                  7,514,750

              FOOD PROCESSING                             0.78%
              ---------------
     30,000   ConAgra, Inc.                                         571,875

              MACHINE/TOOLS                               1.99%
              -------------
     36,000   Dover Corp                                          1,460,250

              MULTIMEDIA                                  1.12%
              ----------
     12,000   Viacom, Inc.*                                         820,500

              MANUFACTURING                               7.37%
              -------------
     30,000   Avon Products, Inc.                                 1,335,000
     12,000   General Electric Co.                                  636,000
     12,000   Illinios Tool Works, Inc.                             684,000
      4,000   JDS Uniphase Corp.*                                   479,500
     48,000   Tyco International Ltd.                             2,274,000
                                                                  ---------
                                                                  5,408,500

              MEDICAL SUPPLIES/SERVICE                    4.05%
              ------------------------
     18,000   Baxter International, Inc.                          1,265,625
     20,000   Cardinal Health, Inc.                               1,480,000
      9,000   Dianon Systems, Inc.*                                 227,250
                                                                  ---------
                                                                  2,972,875

              METALS/MINING                               1.58%
              -------------
     40,000   Alcoa, Inc.                                         1,160,000

              OIL COMPANY-INTEGRATED                      3.96%
              ----------------------
     37,000   Exxon Corp.                                         2,904,500

              OIL COMPANY EXPLORATION & PRODUCTION        2.31%
              ------------------------------------
     30,000   BP Amoco PLC                                        1,696,875

                            STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             GROWTH PORTFOLIO

                                                                     PERCENT
                                                                     OF NET
     SHARES                                              ASSETS       VALUE
     ------                                              ------       -----

              OFFICE/BUSINESS                             1.55%
              ---------------
     17,000   Avery Dennison Corp.                               $1,141,125

              PHARMACUETICAL/MEDICAL                      5.64%
              ----------------------
     20,000   Biogen, Inc.*                                       1,290,000
     14,000   Bristol Meyers Squibb, Co.                            815,500
     20,000   Johnson & Johnson                                   2,037,500
                                                                  ---------
                                                                  4,143,000

              RETAIL STORE                                6.08%
              ------------
     27,000   Circuit City Stores-Circuit City Group*               896,063
     30,000   Costo Companies, Inc.                                 990,000
     35,000   CVS Corp.                                           1,400,000
     25,000   Lowe's Companies, Inc.                              1,026,563
      4,200   Zale Corp*                                            153,300
                                                                  ---------
                                                                  4,465,926

              SCHOOLS                                     1.14%
              -------
     30,000   Apollo Group, Inc.*                                   840,000

              TELECOMMUNICATIONS                          8.07%
              ------------------
      4,000   Corning, Inc.                                       1,079,500
     60,000   Motorola, Inc.                                      1,743,750
     15,000   Nortel Networks Corp.                               1,023,750
      4,000   Nextel Communications, Inc.*                          244,750
     40,000   MCI Worldcom, Inc.*                                 1,835,000
                                                                  ---------
                                                                  5,926,750

              TELECOMMUNICATIONS EQUIPMENT                2.94%
              ----------------------------
     20,000   Telefonaktiebolaget LM Ericsson                       400,000
     30,000   Nokia Corp.                                         1,498,125
      4,000   Terayon Communication Systems*                        256,936
                                                                  ---------
                                                                  2,155,061

              TRANSPORTATION                              1.55%
              --------------
     60,000   Southwest Airlines Co.                              1,136,250


              Total investment in securities
                (cost $56,719,043)                       94.30% $69,236,332
              Cash equivalents                            3.91%   2,871,230
              Other assets, less liabilities              1.79%   1,317,527
                                                        ------  -----------
              NET ASSETS                                100.00% $73,425,089
                                                        ======  ===========

*Indicates nonincome-producing security

                                  STRATUS FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000

                         GOVERNMENT SECURITIES PORTFOLIO


                                                  PERCENT
 Principal                                         OF NET
 AMOUNT          U.S. GOVERNMENT SECURITIES        ASSETS        VALUE
 ------          --------------------------        ------        -----

             Government Agency Bonds               23.88%
$1,000,000   Federal National Mtg. Assn. 5.10%  due 11/29/00  $993,480
2,000,000    Federal Home Loan Bond 5.80% due 8/24/01        1,975,072
2,000,000    Federal Home Loan Bond 6.055% due 10/15/02      1,959,376
1,000,000    Federal Home Loan Bond 6.90% due 8/23/04          982,813
2,000,000    Federal National Mtg. Assn. 6.35%  due 6/10/05  1,943,914
                                                             ---------
                                                             7,854,655

             TREASURY NOTES/BONDS                  53.88%
             --------------------
  500,000    U.S. Treasury Note 6.125% due 7/31/00             500,157
  300,000    U.S. Treasury Bill due 9/14/00                    296,551
3,000,000    U.S. Treasury Note 5.75% due 10/31/00           2,995,314
2,000,000    U.S. Treasury Note 5.50% due 12/31/00           1,990,626
3,000,000    U.S. Treasury Note 6.50% due 5/31/01            3,000,939
  500,000    U.S. Treasury Note 6.25% due 10/31/01             498,282
  500,000    U.S. Treasury Note 6.25% due 1/31/02              498,125
2,000,000    U.S. Treasury Note 6.625% due 3/31/02           2,003,750
3,000,000    U.S. Treasury Note 6.25% due 2/15/03            2,991,564
3,000,000    U.S. Treasury Note 5.75% due 8/15/03            2,948,439
                                                            ----------
                                                            17,723,747

             CORPORATE BONDS                       16.45%
             ---------------
1,000,000    Ford Motor Credit 6.70% due 7/16/04               966,326
1,000,000    Northern Trust Company 6.625% due 10/01/03        978,583
1,500,000    Wachovia 6.70% due 6/21/04                      1,464,864
1,000,000    Worldcom 8.00% due 5/15/06                      1,012,238
1,000,000    Walmart 6.55% due 8/10/04                         987,713
                                                             ---------
                                                             5,409,724

             Total investment in securities
                (cost $31,217,413)                 94.21%  $30,988,126
             Cash equivalents                       4.33%    1,423,734
             Other assets, less liabilities         1.46%      480,896
                                                    -----   -----------
             TOTAL NET ASSETS                     100.00%   $32,892,756
                                                  =======   ===========

                                  STRATUS FUND
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2000

                             INTERNATIONAL PORTFOLIO
                                                                         PERCENT
                                                                          OF NET
     SHARES            COMMON STOCK - 95.52%               ASSETS         VALUE
     ------            ---------------------               ------         -----

              CHEMICALS                                     2.67%
              ---------
      5,100   Bayer Ag                                                 $199,463
      3,900   Socquimica Minera de Chili SA ADR                          86,775
                                                                        -------
                                                                        286,238

              COMERCIAL SERVICES                            2.19%
              ------------------
      1,600   Secom Limited ADR                                         234,401

              COMPUTER RELATED                              6.85%
              ----------------
      2,000   Equant NV*                                                 86,000
      2,000   Fujitsu Limited ADR                                       346,876
      2,100   TDK Corp                                                  300,825
                                                                        -------
                                                                        733,701

              DIVERSIFIED OPERATIONS                        8.18%
              ----------------------
      7,919   Barlow Ltd ADR                                             47,656
      8,100   Vivendi Sp ADR                                            143,567
      7,900   Fortis                                                    230,896
     30,400   Invensys                                                  228,040
      1,500   Siemens Ag ADR                                            226,467
                                                                        -------
                                                                        876,626

              ELECTRONICS                                   5.07%
              -----------
      2,200   Epocs Ag                                                  216,700
      1,200   Omron Corp ADR                                            326,649
                                                                        -------
                                                                        543,349

              FINANCIAL SERVICES                           13.30%
              ------------------
      6,000   Allied Irish Banks ADR                                    106,500
      2,500   Barclays Plc ADR                                          250,000
     10,485   Banco Frances Del Rio De La Plata S.A. ADR                226,738
      2,800   Deutsche Bank ADR                                         231,902
      3,050   National Australia Bank Ltd ADR                           252,388
      1,500   Sumitomo Bank ADR                                         184,307
      6,000   Uniao De Bancos Brasileiros S.A.                          172,500
                                                                      ---------
                                                                      1,424,335

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             INTERNATIONAL PORTFOLIO

                                                                         PERCENT
                                                                          OF NET
     SHARES                                                ASSETS         VALUE
     ------                                                ------         -----

              FOOD PROCESSING                               1.85%
              ---------------
      4,600   Unilever N.V.                                            $197,800

              INDEX SERIES                                  1.12%
              ------------
      4,600   Webs-Italy Index Series*                                  119,600

              INSURANCE                                     2.45%
              ---------
      3,300   Axa Spon ADR*                                             262,556

              MANUFACTURING                                 2.29%
              -------------
      5,800   Fuji Photo Film                                           245,775

              MEDICAL SUPPLIES/SERVICES                     5.03%
              -------------------------
        700   Banyu Pharmacuetical Ltd ADR                              343,379
      2,000   Roche Holdings Ltd ADR*                                   195,318
                                                                        -------
                                                                        538,697

              METALS/MINING                                 3.34%
              -------------
      3,450   Rio Tinto PLC                                             225,113
      8,000   SKF AB Spon ADR                                           133,000
                                                                        -------
                                                                        358,113

              OIL EXPLORATION/PRODUCTION                    6.57%
              --------------------------
      4,000   Eni Spa ADR                                               232,750
      4,500   Shell Transport & Trading Company ADR                     224,719
      3,200   Total SA Fina ADR                                         245,800
                                                                        -------
                                                                        703,269

              OIL COMPANY-INTEGRATED                        3.36%
              ----------------------
     11,900   Petroleo Brasileiro ADR                                   359,517

              PHARMACEUTICAL/MEDICAL                        3.44%
              ----------------------
      9,200   Novartis AG ADR                                           368,000

              PUBLISHING/PRINTING                           2.35%
              -------------------
     10,200   Elsevier NV Spon ADR                                      251,813

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             INTERNATIONAL PORTFOLIO

                                                                         PERCENT
                                                                          OF NET
     SHARES                                                ASSETS         VALUE
     ------                                                ------         -----
              REAL ESTATE                                   2.49%
              -----------
     24,958   City Developments Ltd ADR                                 $96,715
     15,400   Chueng Kong Group Ltd ADR                                 170,396
                                                                        -------
                                                                        267,111
              RETAIL STORE
      9,884   Wal-Mart De Mexico*                           3.96%       231,958
      5,000   Mauri Co. Ltd ADR*                                        191,869
                                                                        -------
                                                                        423,827

              TELECOMMUNICATIONS                           13.63%
              ------------------
      5,900   Cia de Telecommunications de Chile Sa ADR*                106,938
      8,000   Ericsson Tel ADR                                          160,000
      2,600   Magyar Tavkozlesi Rt.                                      89,538
      2,000   Nokia Oyj                                                  99,875
        800   NTT Mobile Communications Network, Inc.                   108,505
      6,400   Telecom Corporation of New Zealand Ltd.                   180,000
      3,000   Swisscom AG                                               105,750
      4,100   Sonera                                                    188,600
      2,000   Telecom Italia ADR                                        275,125
      3,500   Vodaphone Airtouch PLC                                    145,031
                                                                      ---------
                                                                      1,459,362

              TRANSPORTATION                                1.45%
              --------------
      9,100   Peninsular & Orient Steam Navagation Co.                  155,122

              UTLITIES-ELECTRIC                             1.84%
              -----------------
      5,900   Scottishpower Plc ADR                                     197,281

              UTILITIES-TELECOM                             2.09%
              -----------------
      3,500   Telefonica S.A.*                                          224,216

              Total investment in securities
                  (cost $9,549,294)                        95.52%   $10,230,709
              Cash equivalents                              4.27%       457,430
              Other Assets, less liabilities                0.21%        22,351
                                                            -----   -----------
              TOTAL NET ASSETS                            100.00%   $10,710,490
                                                          =======   ===========

* Indicates non-income producing security.


                               STRATUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000



                                                                                 GOVERNMENT
                                                                     GROWTH      SECURITIES  INTERNATIONAL
Assets:                                                             PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                                  -------------- ------------- -----------
   Investments in securities, at market value
    (cost $56,719,043, $31,217,413 and $9,549,294)                  $69,236,332   $30,988,126 $10,230,709
   Cash equivalents                                                   2,871,230     1,423,734     457,430
   Accrued interest and dividends receivable                             31,010       489,468      24,573
   Receivable for securities sold                                     1,843,850          -           -
   Receivable for fund shares sold                                       34,156        19,967      16,204
                                                                    -----------   ----------- -----------
       Total assets                                                  74,016,578    32,921,295 $10,728,916
                                                                    ===========   =========== ===========

LIABILITIES:
   Accrued expenses, including investment
     management and distribution expense payable to
     adviser, administrator and distributor (note 3)                     63,547        20,986      16,329
   Payable for securities purchased                                     521,434          -             17
   Commissions payable for fund shares sold                                 128          -           -
   Payable for fund shares redeemed                                       6,380         7,553       2,080
                                                                       --------       -------      ------
       Total liabilities                                                591,489        28,539      18,426
                                                                       --------       -------      ------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK                  $73,425,089   $32,892,756 $10,710,490
                                                                   ============  ============ ===========

NET ASSETS ARE REPRESENTED BY:
   Capital stock outstanding, at par (note 5)                            $4,081        $3,411        $937
   Additional paid-in capital                                        54,895,190    33,701,472   9,532,157
   Accumulated undistributed net investment income (loss)                 1,883          -            372
   Accumulated net realized gain/(loss) on investments                6,006,646      (582,840)    495,609
   Unrealized appreciation (depreciation) (note 4)                   12,517,289      (229,287)    681,415
                                                                    -----------   -----------   ---------
       Total net assets applicable to shares outstanding            $73,425,089   $32,892,756 $10,710,490
                                                                   ============  ============ ===========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Institutional Shares of Capital Stock Outstanding                  3,979,872     3,387,022     923,250
   Net Asset Value and offering price per share - Institutional Shares   $17.99         $9.64      $11.43
                                                                         ======         =====      ======
   Retail Shares of Capital Stock Outstanding                           101,352        24,182      13,551
   Net Asset Value per share - Retail Shares                             $17.93         $9.64      $11.44
                                                                         ======         =====      ======
   Maximum sales charge (note 3)                                           4.5%          3.0%        4.5%
   Maximum offering price per share                                      $18.77         $9.94      $11.98
                                                                         ======         =====      ======

   See accompanying notes to financial statements.




                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30, 2000


                                                                     GOVERNMENT
                                                           GROWTH    SECURITIES INTERNATIONAL
                                                          PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                          ---------- ----------- ------------
Investment income:
   Dividends                                               $432,941  $     -       $211,172
   Interest                                                 322,912    1,981,907     29,126
                                                           --------   ----------   --------
        Total investment income                             755,853    1,981,907    240,298
                                                           --------   ----------   --------

EXPENSES (NOTE 3):
   Investment advisory fees                                 504,459      160,122    126,705
   Administration Fees                                      168,122       80,040     27,525
   Distribution Expenses                                      4,447          619        495
   Accounting                                                11,812        7,992      6,139
   Securities Pricing                                         7,286          184      8,416
   Other operating expenses                                  52,063       22,260     10,145
                                                            -------      -------    -------
       Total expenses                                       748,189      271,217    179,425
                                                            -------     --------    -------
        Net investment income                                 7,664    1,710,690     60,873
                                                             ======   ==========     ======

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 4):
   Net realized gain (loss)                               8,413,170      (42,576)   863,790
   Net unrealized appreciation (depreciation)
        Beginning of period                              15,273,353      195,132   (859,319)
        Unrealized appreciation (depreciation) of
          securities received in tax-free
          exchange (note 6)                                 650,369       (8,220)      -
        End of period                                    12,517,289     (229,287)   681,415
                                                         ----------    ---------   --------
          Net unrealized depreciation                    (3,406,433)    (416,199)  (177,904)
                                                        -----------    ---------   --------
          Net realized and unrealized gain (loss)
            on investments                                5,006,737     (458,775)   685,886
                                                         ----------    ---------    -------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $5,014,401   $1,251,915   $746,759
                                                        ===========   ==========   ========

   See accompanying notes to financial statements.



                               STRATUS FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                       YEARS ENDED JUNE 30, 2000 AND 1999

                                                                                          GOVERNMENT
                                                                GROWTH                    SECURITIES
                                                               PORTFOLIO                   PORTFOLIO
                                               ----------------------------- --------------------------
                                                 YEAR ENDED     YEAR ENDED     YEAR ENDED    YEAR ENDED
                                               JUNE 30, 2000  JUNE 30, 1999  JUNE 30, 2000  JUNE 30, 1999
                                               --------------------------------------------------------
Operations:
   Net investment income                             $7,664        $191,951   $1,710,690    $1,539,461
   Net realized gain on investments               8,413,170       7,852,458      (42,576)        4,501
   Unrealized appreciation (depreciation)        (3,406,433)      1,026,187     (416,199)     (241,357)
                                               ------------   -------------  -----------   -----------
        Net increase in net assets
          resulting from operations               5,014,401       9,070,596    1,251,915     1,302,605
                                               -------------  ------------- ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
        Institutional Class                           5,966         192,811    1,700,612     1,533,764
        Retail Class                                      -             201       10,454         8,326
                                               ------------  -------------- ------------  ------------
                                                      5,966         193,012    1,711,066     1,542,090
   Net realized gains
        Institutional Class                       9,343,864       5,324,844            -             -
        Retail Class                                197,369          85,354            -             -
                                               ------------  -------------- ------------  ------------
                                                  9,541,233       5,410,198            -             -
                                               ------------  -------------- ------------  ------------
          Total Distributions                     9,547,199       5,603,210    1,711,066     1,542,090
                                               ------------  -------------- ------------  ------------

CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from sales                            8,937,426      11,447,294    8,998,648    10,167,190
   Net assets from tax-free exchange (note 6)     5,346,056               -    1,879,575             -
   Payment for redemptions                      (10,371,944)    (17,142,994)  (8,538,126)  (12,344,732)
   Reinvestment of net investment
     income and net realized gain distributions
     at net asset value                           7,742,418       4,651,155    1,523,304     1,398,687
                                               ------------  -------------- ------------  ------------
        Total increase (decrease) from capital
          share transactions                     11,653,956      (1,044,545)   3,863,401      (778,855)
                                               ------------  -------------- ------------  ------------
       Total increase (decrease) in net assets    7,121,158       2,422,841    3,404,250    (1,018,340)

NET ASSETS:
   Beginning of period                           66,303,931      63,881,090   29,488,506    30,506,846
                                              -------------  -------------- ------------  ------------
   End of period                                $73,425,089     $66,303,931  $32,892,756   $29,488,506
                                              =============  ============== ============  ============


   See accompanying notes to financial statements.

                             STRATUS FUND, INC.
                     STATEMENT OF CHANGES IN NET ASSETS
                     YEARS ENDED JUNE 30, 2000 AND 1999




                                                       INTERNATIONAL
                                                         PORTFOLIO
                                              -------------------------------
                                                 YEAR ENDED     YEAR ENDED
                                               JUNE 30, 2000  JUNE 30, 1999
                                              -------------------------------

Operations:
    Net investment income                           $60,873          $51,642
    Net realized gain on investments                863,790          689,531
    Unrealized depreciation                        (177,904)        (682,947)
                                              -------------  ---------------
         Net increase in net assets
           resulting from operations                746,759           58,226
                                              -------------  ---------------

Distributions to shareholders from:
    Net investment income:
         Institutional Class                         60,225           51,751
         Retail Class                                   428              237
                                              -------------  ---------------
                                                     60,653           51,988
    Net realized gains
         Institutional Class                        838,671          204,146
         Retail Class                                12,343            3,025
                                              -------------  ---------------
                                                    851,014          207,171
                                              -------------  ---------------
           Total Distributions                      911,667          259,159
                                              -------------  ---------------

Capital share transactions (note 5):
    Proceeds from sales                           1,654,005        2,843,478
    Payment for redemptions                      (2,922,406)      (3,136,480)
    Reinvestment of net investment
      income and net realized gain distributions
      at net asset value                            789,037          249,768
                                              -------------  ---------------
         Total decrease from capital
           share transactions                      (479,364)         (43,234)
                                              -------------  ---------------
        Total decrease in net assets               (644,272)        (244,167)

Net Assets:
    Beginning of period                          11,354,762       11,598,929
                                              -------------  ---------------
    End of period                               $10,710,490      $11,354,762
                                              =============  ===============

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                        YEAR ENDED JUNE 30, 2000 AND THE
              YEARS ENDED JUNE 30, 1999, 1998, 1997 AND 1996

                                                                   GROWTH PORTFOLIO- INSTITUTIONAL CLASS
                                                  ----------------------------------------------------------------
                                                          2000          1999         1998       1997        1996
                                                          ----          ----         ----       ----        ----
Net asset value:
    Beginning of period                                  $19.51        $18.53       $17.07     $13.67      $11.47
                                                         ------        ------       ------     ------      ------
    Income from investment operations:
         Net investment income                             0.00          0.06         0.11       0.22        0.23
         Net realized and unrealized gain (loss)
           on investments                                  1.31          2.53         3.45       3.99        2.36
                                                          -----         -----        -----      -----       -----
    Total income from investment operations                1.31          2.59         3.56       4.21        2.59
                                                          -----         -----        -----      -----       -----

    Less distributions:
    Dividends from net investment income                   0.00         (0.06)       (0.11)     (0.22)      (0.22)
    Distribution from capital gains                       (2.83)        (1.55)       (1.99)     (0.59)      (0.17)
                                                          ------        ------       ------     ------      ------
         Total distributions                              (2.83)        (1.61)       (2.10)     (0.81)      (0.39)
                                                          ------        ------       ------     ------      ------

         End of period                                   $17.99        $19.51       $18.53     $17.07 (a)  $13.67
                                                         ------        ------       ------     ------      ------

TOTAL RETURN:                                             7.52%        16.34%       22.29%      32.6% (a)   22.6%
                                                          -----        ------       ------      -----       -----

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                       $71,607,938   $65,011,189   63,096,914 46,189,099  24,627,983
    Ratio of expenses to average net assets               1.11%         1.05%        0.76%      0.72%       0.71%
    Ratio of net income to average net assets             0.02%         0.31%        0.18%      1.46%       1.78%
    Portfolio turnover rate                             178.43%       194.23%      137.03%     88.53%      92.72%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED.


                                      STRATUS FUND, INC.
                                   FINANCIAL HIGHLIGHTS
                             YEAR ENDED JUNE 30, 2000 AND THE
              JANUARY 7, 1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998


                                                           Growth Portfolio- Retail Class

                                                2000           1999    Period Ended June 30, 1998
                                                ----           ----    --------------------------
Net asset value:
    Beginning of period                        $19.51        $18.52            $15.86
    Income from investment operations:
         Net investment income                  (0.05)         0.00              0.04
         Net realized and unrealized gain
           on investments                        1.31          2.47              2.66
    Total income from investment operations      1.26          2.47              2.70

    Less distributions:
    Dividends from net investment income         0.00          0.00             (0.04)
    Distribution from capital gains             (2.84)        (1.48)             0.00
         Total distributions                    (2.84)        (1.48)            (0.04)

         End of period                         $17.93        $19.51 (a)        $18.52 (a)

Total return:                                   7.18%        16.09% (a)        16.89% (a)(b)

Ratios/Supplemental data:
    Net assets, end of period              $1,817,151    $1,292,742          $784,176
    Ratio of expenses to average net assets     1.41%         1.35%             1.50% (c)
    Ratio of net income to average net assets  -0.28%         0.01%             0.13% (c)
    Portfolio turnover rate                   178.43%       194.23%           137.03%

(a) Excludes maximum sales load of 4%
(b) Total return is not annualized, as it may not be representative of the total return for the year.
(c) Annualized for those periods less than twelve months in duration.


                              STRATUS FUND, INC.
                             FINANCIAL HIGHLIGHTS
                       YEAR ENDED JUNE 30, 2000 AND THE
            YEARS ENDED JUNE 30, 1999, 1998, 1997, AND 1996


                                                          GOVERNMENT SECURITIES PORTFOLIO- INSTITUTIONAL CLASS

                                                              2000          1999        1998     1997       1996
                                                              ----          ----        ----     ----       ----
Beginning of period                                          $9.79         $9.88       $9.72    $9.64      $9.77
                                                             -----         -----       -----    -----      -----
Income (loss) from investment operations:
     Net investment income                                    0.52          0.51        0.51     0.51       0.49
     Net realized and unrealized gain (loss)
       on investments                                        (0.15)        (0.09)       0.16     0.08      (0.13)
                                                             ------        -----       -----    -----      ------
Total income (loss) from investment operations                0.37          0.42        0.67     0.59       0.36
                                                              ----         -----       -----    -----      -----

Less distributions from
     net investment income                                   (0.52)        (0.51)      (0.51)   (0.51)     (0.49)
                                                             ------        ------      ------   ------     ------

     End of period                                           $9.64         $9.79       $9.88    $9.72 (a)  $9.64
                                                             -----         -----       -----    -----      -----

                                                             3.89%         4.33%       7.04%     6.3% (a)   3.7%
                                                             -----         -----       -----     ----       ----


Net assets, end of period                              $32,659,584   $29,321,012  30,367,682 26,533,869 23,043,163
Ratio of expenses to average net assets                      0.85%         0.80%       0.82%      0.71%      0.69%
Ratio of net income to average net assets                    5.35%         5.13%       5.17%      5.21%      5.04%
Portfolio turnover rate                                     30.55%        18.66%       2.07%     27.20%     40.61%


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                  YEAR ENDED JUNE 30, 2000 AND THE JANUARY 13,
              1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998


                                                                       GOVERNMENT SECURITIES- RETAIL CLASS

                                                               2000          1999      PERIOD ENDED JUNE 1998
                                                               ----          ----      ----------------------
NET ASSET VALUE:
    Beginning of period                                       $9.79           $9.89            $9.97
                                                              -----          ------            -----
    Income from investment operations:
         Net investment income                                 0.49            0.48             0.25
         Net realized and unrealized gain (loss)
           on investments                                     (0.15)          (0.09)           (0.08)
                                                              -----           -----            -----
    Total income from investment operations                    0.34            0.39             0.17
                                                              -----           -----            -----

    Less distributions:
    Dividends from net investment income                      (0.49)          (0.49)           (0.25)
    Distribution from capital gains                            0.00            0.00             0.00
                                                              -----           -----            -----
         Total distributions                                  (0.49)          (0.49)           (0.25)
                                                             ------          ------           ------

         End of period                                        $9.64           $9.79            $9.89
                                                              -----           -----            -----

TOTAL RETURN:                                                 3.58%           3.96%  (a)       1.58% (a)(b)
                                                              -----           -----            -----

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                              $233,172        $167,494         $139,164
    Ratio of expenses to average net assets                   1.15%           1.10%            1.21% (c )
    Ratio of net income to average net assets                 5.05%           4.83%            5.49% (c )
    Portfolio turnover rate                                  30.55%          18.66%            2.07%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                     YEARS ENDED JUNE 30, 2000, 1999 AND 1998
                AND THE PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT
                        OF CLASS SHARES) TO JUNE 30, 1997

                                                              INTERNATIONAL PORTFOLIO- INSTITUTIONAL CLASS
                                                      -----------------------------------------------------------
                                                       2000            1999            1998   PERIOD ENDED JUNE 30, 1997
                                                       ----            ----            ----   --------------------------
Net asset value:
    Beginning of period                               $11.62          $11.75          $11.22          $10.00
                                                      ------          ------          ------          ------
    Income from investment operations:
         Net investment income                          0.06            0.05            0.02            0.15
         Net realized and unrealized gain
           on investments                               0.71            0.09            0.64            1.22
                                                       -----           -----           -----            ----
    Total income from investment
         operations                                     0.77            0.14            0.66            1.37
                                                       -----           -----           -----            ----

    Less distributions:
         Dividends from net investment income          (0.06)          (0.05)          (0.02)          (0.15)
         Distributions from capital gains              (0.90)          (0.22)          (0.11)           0.00
                                                       ------          ------          ------           ----
      Total Distributions                              (0.96)          (0.27)          (0.13)          (0.15)
                                                       ------          ------          ------         ------

    End of period                                     $11.43          $11.62          $11.75          $11.22 (a)
                                                      ------          ------          ------          ------

TOTAL RETURN:                                          6.84%           1.40%           6.27%          18.20% (a) (b)
                                                       -----           -----           -----          ------

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                    $10,555,525     $11,182,332     $11,473,772     $10,431,107
    Ratio of expenses to average net assets            1.62%           1.53%           1.65%           1.48% (b)
    Ratio of net income to average net assets          0.56%           0.49%           0.21%           1.89% (b)
    Portfolio turnover rate                           54.31%          40.00%          52.92%          33.77%


(a)  Excludes maximum sales load of 4%
(b)  Annualized for those periods less than twelve months in duration.

    See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
               YEAR ENDED JUNE 30, 2000, 1999 AND THE PERIOD FROM
         JANUARY 7, 1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998


                                                        INTERNATIONAL PORTFOLIO - RETAIL CLASS
                                                       ------------------------------------------
                                                               2000        1999  PERIOD ENDED JUNE 30, 1998
                                                               ----        ----  --------------------------
NET ASSET VALUE:
    Beginning of period                                      $11.62        $11.75        $10.33
                                                             ------       -------        ------
    Income from investment operations:
         Net investment income                                 0.03          0.02          0.03
         Net realized and unrealized gain (loss)
           on investments                                      0.70          0.09          1.42
                                                              -----         -----          ----
    Total income from investment operations                    0.73          0.11          1.45
                                                              -----         -----          ----

    Less distributions:
    Dividends from net investment income                      (0.03)        (0.02)        (0.03)
    Distribution from capital gains                           (0.88)        (0.22)         0.00
                                                              ------        ------         ----
         Total distributions                                  (0.91)        (0.24)        (0.03)
                                                              ------        ------       ------

         End of period                                       $11.44 (a)    $11.62 (a)    $11.75 (a)
                                                             ------        ------        ------

TOTAL RETURN:                                                 6.63% (a)     1.07% (a)     13.88% (a)(b)
                                                              -----         -----        ------

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                              $154,965      $172,430      $125,157
    Ratio of expenses to average net assets                   1.93%         1.83%          1.94% (c )
    Ratio of net income to average net assets                 0.25%         0.19%          0.27% (c )
    Portfolio turnover rate                                  54.31%        40.00%         52.92%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4.5%
(b) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

    See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At June 30, 2000, the following series are presently authorized and have shares outstanding.

        Growth Portfolio
        Government
         Securities Portfolio
        International Portfolio
     Each portfolio has two classes of shares authorized and outstanding: retail and institutional

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds, restricted securities, or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The Growth and International Portfolios are authorized to purchase exchange-traded put and call options. At June 30, 2000, the Growth and International Portfolios had no such exchange traded options nor were any purchased during the year then ended.

     The Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When a Portfolio makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities Portfolio has an unused capital loss carry forward of approximately $534,000 available for federal income tax purposes at June 30, 2000. The losses begin expiring in 2003.

     DISTRIBUTION TO SHAREHOLDERS

     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities Portfolio declares dividends monthly and the Growth and International Portfolios declare dividends semi-annually. The dividends declared become payable immediately. Net realized gains, if any, are distributed annually.

     CASH EQUIVALENTS
     Cash equivalents consist of money market funds which declare dividends daily. As of June 30, 2000, the average yield on such funds was approximately 5.6%.

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser).

     The Portfolios pay the following advisory fee rates per annum of their average daily net asset values:

               PORTFOLIO                           ANNUAL FEE RATE
               -----------------------------       ---------------
               Growth                                  .75%
               Government Securities                   .50%
               International                          1.15%

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments.

     The Fund and each of its Portfolios have retained Adminisystems, Inc. (formerly Lancaster Administrative Services, Inc.) (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets.

     The Fund has also retained SMITH HAYES Financial Services Corporation (the Distributor) to act as the underwriter and distributor of the fund's shares. Retail shares for the Growth and International portfolios include a maximum sales charge of 4.5%. Retail shares for the Government Securities portfolio include a maximum sales charge of 3.0%. For sales of all Portfolios of $50,000 or more, the sales charge is reduced. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets. The Distributor received $4,839 and paid out $3,275 of this amount as commissions and dealer reallowances. Institutional shares for all portfolios are not charged sales charges or 12b-1 fees.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)
     Under the terms of the advisory, administrative and distribution agreements outlined above, the Portfolios collectively incurred $791,285; $275,687 and $5,561 for such services. All of the amount paid to the Distributor was to Union Bank & Trust Company under a Dealer Service Agreement.

     At  June  30,  2000,  the  following   accrued   investment   advisory  and
     administrative fees were payable to the Adviser and Administrator.

                                   Payable to  Payable to     Payable
                                    Adviser  Administrator to Distributor  Total
                                    -------  ------------- --------------  -----
     Growth Portfolio               $45,961     $15,320          $446    $61,727
     Government Securities Portfolio 13,474       6,709            60     20,243
     International Portfolio         10,094       2,178            41     12,313

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At June 30, 2000, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades.

     At June 30, 2000, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                             Shares      Value
                                                             ------      -----
        Growth Portfolio Institutional Class                378,678   $6,812,416
        Government Securities Portfolio Institutional Class 328,034    3,162,245
        International Portfolio Institutional Class          94,096    1,075,521

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED)

     At June 30,  2000,  UBATCO held,  in nominee  name,  the  following in each
     Portfolio:
                                                         SHARES          VALUE
                                                         ------          -----
        Growth Portfolio Institutional Class            3,967,346    $71,382,792
        Growth Portfolio Retail Class                      82,471      1,478,701
        Government Securities Portfolio
             Institutional Class                        3,381,575     32,598,387
        Government Securities Portfolio Retail Class       23,086        222,549
        International Portfolio Institutional Class       922,294     10,541,824
        International Portfolio Retail Class               13,516        154,625

4.   SECURITIES TRANSACTIONS
     Purchases of securities and proceeds from sales of investments, excluding short-term investments, were as follows for each Portfolio:

                                                PURCHASES OF     PROCEEDS
                                                 SECURITIES     FROM SALES
                                                 ----------     ----------
     Growth Portfolio                         $109,728,080    $110,944,075
     Government Securities Portfolio             8,252,092       7,157,320
     International Portfolio                     5,833,988       7,786,617

     At June 30, 2000, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                         AGGREGATE GROSS
                                                           UNREALIZED
                                                           ----------
                                                 APPRECIATION       DEPRECIATION
                                                 ------------       ------------
      Growth Portfolio                           $15,868,326          $3,351,037
      Government Securities Portfolio                 46,122             275,409
      International Portfolio                      1,674,630             993,215

     At June 30, 2000, the cost of investment securities is identical for financial reporting and income tax purposes.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors has authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the twelve months ended June 30, 2000 were as follows:
                                                  GROWTH             GROWTH
                                                 PORTFOLIO          PORTFOLIO
                                           INSTITUTIONAL SHARES   RETAIL SHARES
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                         459,558.375         27,001.529
           Shares issued in exchage            302,353.320         10,377.575
           Shares redeemed                    (551,626.179)       (13,773.616)
           Reinvested dividends                438,128.451         11,481.315
                                               -----------       ------------
           Net increase/(decrease)             648,413.967         35,086.803
                                               ===========        ===========
         Transactions in dollars:
            Dollars sold                    $    8,442,117           $495,309
            Net asset transferred in exchange    5,170,242            175,814
            Dollars redeemed                   (10,116,624)          (255,320)
                Reinvested dividends             7,545,048            197,369
                                               -----------            -------
                Net increase/(decrease)         11,040,783            613,172
                                               ===========            =======

                                                GOVERNMENT         GOVERNMENT
                                                SECURITIES         SECURITIES
                                                PORTFOLIO          PORTFOLIO
                                           INSTITUTIONAL SHARES   RETAIL SHARES
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                         921,868.962          4,895.135
           Shares issued in exchange           194,626.321          1,505.077
           Shares redeemed                    (881,084.993)          (380.438)
           Reinvested dividends                156,397.247          1,052.083
                                              ------------       ------------
           Net increase/(decrease)             391,807.537          7,071.857
                                              ============       ============
         Transactions in dollars:
            Dollars sold                       $ 8,968,568            $30,080
            Net assets transferred in exchange   1,864,520             15,055
            Dollars redeemed                    (8,534,419)            (3,706)
                Reinvested dividends             1,513,130             10,173
                                                 ---------             ------
            Net increase/(decrease)              3,811,799             51,602
                                                ==========            =======

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.     CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                               INTERNATIONAL      INTERNATIONAL
                                                 PORTFOLIO          PORTFOLIO
                                           INSTITUTIONAL SHARES   RETAIL SHARES
                                           --------------------   -------------
         Transactions in shares:
           Shares sold                         142,411.157          1,726.764
           Shares redeemed                    (250,633.107)        (4,089.136)
           Reinvested dividends                 69,038.146          1,072.963
                                              ------------        -----------
           Net decrease                        (39,183.804)        (1,289.409)
                                              ============        ===========
         Transactions in dollars:
            Dollars sold                        $1,633,897            $20,108
            Dollars redeemed                    (2,875,852)           (46,554)
                Reinvested dividends               776,983             12,054
                                                 ---------            -------
              Net decrease                        (464,972)           (14,392)
                                                 =========            =======

6.   FUND MERGERS

     On May 26, 2000 the net assets of the Capital Appreciation and Intermediate Government Bond portfolios were reorganized into the Growth and Government Securities portfolios respectively in transactions accounted for as tax free exchanges. The fair value value of the net assets received by the Growth portfolio was $5,346,056, including unrealized appreciation of $650,369. The fair value value of the net assets received by the Government Securities portfolio was $1,879,575, including unrealized depreciation of $8,220.